Note 6 - Other Receivables	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Other Receivables [Text Block]
Note
6
– Other Receivables

	January 31, 2018	January 31, 2017
Net working capital adjustments receivable from acquisitions	118	565
Other receivables	3,053	3,144
	3,171	3,709

Other receivables include receivables related to sales and use taxes, income taxes and non-trade receivables. At
January 31, 2018,
$0.1
million (
$0.6
million as at
January 31, 2017)
of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions. The change in net working capital adjustments receivable from acquisitions is primarily due to cash collections during the period.